Vanguard® Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (3.0%)
Ecolab Inc.	1,731,078	387,969
Air Products and Chemicals Inc.	1,339,491	386,416
International Flavors & Fragrances Inc.	1,506,459	214,173
Fastenal Co.	3,475,378	181,693
Nucor Corp.	1,805,526	148,523
Albemarle Corp.	705,922	118,715
Celanese Corp. Class A	690,891	108,228
Avery Dennison Corp.	502,786	107,682
Eastman Chemical Co.	823,129	94,981
Scotts Miracle-Gro Co.	337,498	78,016
Westlake Chemical Corp.	774,343	72,703
Reliance Steel & Aluminum Co.	384,957	61,712
Royal Gold Inc.	397,424	44,456
Ashland Global Holdings Inc.	365,965	31,550
Quaker Chemical Corp.	107,731	26,109
Balchem Corp.	195,834	24,908
Sensient Technologies Corp.	256,845	21,123
Worthington Industries Inc.	316,251	20,638
Stepan Co.	136,213	17,798
Hawkins Inc.	127,235	4,243
		2,151,636
Consumer Discretionary (16.5%)
Walmart Inc.	17,132,856	2,397,058
Home Depot Inc.	6,519,347	2,110,117
McDonald's Corp.	4,514,946	1,065,888
NIKE Inc. Class B	7,698,489	1,020,974
Costco Wholesale Corp.	2,682,643	998,185
Lowe's Cos. Inc.	4,436,535	870,670
Starbucks Corp.	7,128,553	816,148
Target Corp.	3,031,692	628,349
Activision Blizzard Inc.	4,692,499	427,909
VF Corp.	2,371,025	207,844
Best Buy Co. Inc.	1,568,511	182,371
Tractor Supply Co.	703,613	132,701
Genuine Parts Co.	874,311	109,263
Pool Corp.	243,752	102,990
Whirlpool Corp.	381,595	90,228
Hasbro Inc.	832,322	82,774
Williams-Sonoma Inc.	464,128	79,250
Lithia Motors Inc. Class A	159,947	61,480
Service Corp. International	1,025,620	54,809
Polaris Inc.	375,038	52,517

	Shares	Market Value ($000)
Gentex Corp.	1,475,260	51,900
Churchill Downs Inc.	233,033	49,286
Thor Industries Inc.	335,347	47,482
John Wiley & Sons Inc. Class A	285,090	16,233
Monro Inc.	203,429	14,360
Dillard's Inc. Class A	107,993	10,682
Matthews International Corp. Class A	189,811	7,854
		11,689,322
Consumer Staples (10.0%)
Procter & Gamble Co.	14,911,749	1,989,526
Coca-Cola Co.	26,094,778	1,408,596
PepsiCo Inc.	8,354,133	1,204,332
Colgate-Palmolive Co.	5,136,943	414,551
Sysco Corp.	3,090,805	261,884
Archer-Daniels-Midland Co.	3,382,362	213,529
McKesson Corp.	963,984	180,805
Hormel Foods Corp.	3,268,639	151,011
AmerisourceBergen Corp. Class A	1,239,704	149,756
Hershey Co.	887,484	145,814
Brown-Forman Corp. Class B	1,874,675	143,000
Clorox Co.	762,160	139,094
McCormick & Co. Inc.	1,506,247	136,104
Kroger Co.	3,607,646	131,823
Church & Dwight Co. Inc.	1,482,922	127,146
J M Smucker Co.	662,713	86,809
Casey's General Stores Inc.	223,683	49,700
Lancaster Colony Corp.	167,346	30,910
WD-40 Co.	82,613	20,549
J & J Snack Foods Corp.	115,018	18,933
Nu Skin Enterprises Inc. Class A	309,243	16,347
Tootsie Roll Industries Inc.	242,823	7,666
Andersons Inc.	199,026	5,716
		7,033,601
Financials (14.0%)
JPMorgan Chase & Co.	17,443,698	2,683,015
BlackRock Inc.	924,196	757,194
S&P Global Inc.	1,457,739	569,087
PNC Financial Services Group Inc.	2,567,123	479,924
Chubb Ltd.	2,726,527	467,845
CME Group Inc.	2,173,815	439,089
Marsh & McLennan Cos. Inc.	3,077,463	417,612
Moody's Corp.	1,133,222	370,235
Bank of New York Mellon Corp.	5,321,557	265,439
T Rowe Price Group Inc.	1,380,157	247,324
Travelers Cos. Inc.	1,527,640	236,265
Allstate Corp.	1,833,887	232,537
Aflac Inc.	4,168,262	223,961
Discover Financial Services	1,858,044	211,817
Ameriprise Financial Inc.	706,491	182,557
State Street Corp.	2,129,673	178,786
Arthur J Gallagher & Co.	1,172,872	170,008
MarketAxess Holdings Inc.	229,841	112,268
Broadridge Financial Solutions Inc.	700,830	111,173
Cincinnati Financial Corp.	975,985	109,974
Raymond James Financial Inc.	833,438	108,997
Brown & Brown Inc.	1,709,052	90,887
W R Berkley Corp.	1,074,549	85,663

	Shares	Market Value ($000)
FactSet Research Systems Inc.	230,183	77,392
Globe Life Inc.	701,794	71,927
Morningstar Inc.	259,481	68,765
Cboe Global Markets Inc.	648,480	67,682
American Financial Group Inc.	522,844	64,237
Erie Indemnity Co. Class A	279,327	59,782
Commerce Bancshares Inc.	708,717	55,145
Assurant Inc.	350,599	54,553
Reinsurance Group of America Inc.	411,527	53,717
SEI Investments Co.	868,449	53,358
RenaissanceRe Holdings Ltd.	307,123	51,845
First Financial Bankshares Inc.	865,295	42,469
Prosperity Bancshares Inc.	560,583	41,124
Primerica Inc.	238,945	38,176
BOK Financial Corp.	419,792	36,917
Evercore Inc. Class A	253,769	35,561
Hanover Insurance Group Inc.	219,650	30,380
RLI Corp.	272,532	30,376
UMB Financial Corp.	292,820	28,412
Home BancShares Inc.	1,000,052	27,831
Community Bank System Inc.	326,197	25,323
Cohen & Steers Inc.	292,163	19,873
Atlantic Union Bankshares Corp.	478,496	18,503
International Bancshares Corp.	383,607	18,179
American Equity Investment Life Holding Co.	558,245	17,294
Independent Bank Corp.	200,622	16,431
BancFirst Corp.	201,071	13,976
Horace Mann Educators Corp.	254,803	10,218
Westamerica BanCorp.	160,752	10,192
1st Source Corp.	151,615	7,215
Tompkins Financial Corp.	89,526	6,996
Stock Yards Bancorp Inc.	136,184	6,967
Horizon Bancorp Inc.	263,546	4,833
Hingham Institution for Savings	12,685	3,858
Cambridge Bancorp	42,633	3,733
First Financial Corp.	82,121	3,633
		9,928,530
Health Care (15.1%)
Johnson & Johnson	15,917,480	2,590,252
UnitedHealth Group Inc.	5,745,436	2,291,280
Abbott Laboratories	10,727,244	1,288,127
Merck & Co. Inc.	15,320,998	1,141,414
Medtronic plc	8,149,718	1,066,961
Bristol-Myers Squibb Co.	13,567,670	846,894
Stryker Corp.	2,278,222	598,329
Becton Dickinson and Co.	1,759,261	437,722
West Pharmaceutical Services Inc.	448,965	147,494
STERIS plc	516,705	109,035
Chemed Corp.	97,069	46,264
Hill-Rom Holdings Inc.	402,088	44,318
Perrigo Co. plc	829,253	34,522
Ensign Group Inc.	330,078	28,337
Healthcare Services Group Inc.	455,698	13,648
Atrion Corp.	11,180	7,140
National HealthCare Corp.	92,132	6,478
		10,698,215

	Shares	Market Value ($000)
Industrials (22.1%)
Visa Inc. Class A	9,825,530	2,294,851
Accenture plc Class A	4,003,531	1,160,904
Honeywell International Inc.	4,212,311	939,514
Union Pacific Corp.	4,056,326	900,869
United Parcel Service Inc. Class B	4,356,849	888,187
Raytheon Technologies Corp.	9,200,709	765,867
Caterpillar Inc.	3,301,436	753,091
Lockheed Martin Corp.	1,696,108	645,471
Automatic Data Processing Inc.	2,590,929	484,478
CSX Corp.	4,617,290	465,192
Sherwin-Williams Co.	1,627,629	445,759
Illinois Tool Works Inc.	1,917,837	441,985
Northrop Grumman Corp.	1,009,749	357,895
Eaton Corp. plc	2,412,003	344,748
General Dynamics Corp.	1,733,087	329,685
Emerson Electric Co.	3,631,645	328,628
L3Harris Technologies Inc.	1,272,136	266,169
Trane Technologies plc	1,444,301	251,063
PPG Industries Inc.	1,434,550	245,652
Cummins Inc.	894,438	225,434
Cintas Corp.	636,079	219,536
Paychex Inc.	2,183,828	212,901
Stanley Black & Decker Inc.	974,495	201,496
Rockwell Automation Inc.	703,608	185,935
WW Grainger Inc.	316,854	137,369
Dover Corp.	869,089	129,659
Expeditors International of Washington Inc.	1,024,834	112,588
JB Hunt Transport Services Inc.	639,799	109,220
IDEX Corp.	459,538	103,028
Packaging Corp. of America	574,978	84,896
CH Robinson Worldwide Inc.	811,524	78,783
Graco Inc.	1,023,284	78,588
Snap-on Inc.	327,772	77,879
Lennox International Inc.	228,691	76,689
Toro Co.	654,859	75,047
Jack Henry & Associates Inc.	460,067	74,913
RPM International Inc.	788,645	74,795
Nordson Corp.	351,356	74,280
Hubbell Inc. Class B	328,495	63,074
Carlisle Cos. Inc.	322,535	61,814
Robert Half International Inc.	684,688	59,986
AptarGroup Inc.	394,089	59,433
A O Smith Corp.	821,531	55,659
ITT Inc.	524,190	49,436
Donaldson Co. Inc.	764,554	48,075
Lincoln Electric Holdings Inc.	361,569	46,299
HEICO Corp.	328,382	46,236
ManpowerGroup Inc.	332,095	40,147
Sonoco Products Co.	609,043	39,868
Littelfuse Inc.	148,963	39,511
MSA Safety Inc.	237,065	38,111
Regal Beloit Corp.	246,179	35,556
Silgan Holdings Inc.	664,416	28,018
Franklin Electric Co. Inc.	279,660	22,728
Applied Industrial Technologies Inc.	235,003	22,480
Hillenbrand Inc.	453,979	22,286
HB Fuller Co.	315,584	21,087

	Shares	Market Value ($000)
ABM Industries Inc.	406,090	20,877
GATX Corp.	212,832	20,796
Insperity Inc.	231,930	20,303
Trinity Industries Inc.	673,039	18,603
Badger Meter Inc.	177,167	16,546
Brady Corp. Class A	294,301	16,060
McGrath RentCorp.	147,240	12,071
Lindsay Corp.	65,228	10,813
Tennant Co.	110,991	8,758
Standex International Corp.	74,161	7,032
Douglas Dynamics Inc.	137,103	6,133
Gorman-Rupp Co.	156,568	5,405
Cass Information Systems Inc.	86,339	3,962
		15,610,207
Technology (12.9%)
Microsoft Corp.	11,046,618	2,785,736
Oracle Corp.	17,827,400	1,351,139
Broadcom Inc.	2,472,044	1,127,746
Texas Instruments Inc.	5,572,490	1,005,890
QUALCOMM Inc.	6,878,845	954,784
Analog Devices Inc.	2,234,053	342,167
KLA Corp.	932,760	294,146
Roper Technologies Inc.	635,482	283,705
TE Connectivity Ltd.	2,003,851	269,458
HP Inc.	7,547,874	257,458
Microchip Technology Inc.	1,630,775	245,089
Corning Inc.	4,654,767	205,787
		9,123,105
Telecommunications (2.2%)
Comcast Corp. Class A	27,681,187	1,554,299
Utilities (3.8%)
NextEra Energy Inc.	11,867,144	919,822
Waste Management Inc.	2,561,671	353,434
Xcel Energy Inc.	3,256,600	232,196
Republic Services Inc. Class A	1,929,827	205,141
WEC Energy Group Inc.	1,911,436	185,734
Eversource Energy	2,077,492	179,121
American Water Works Co. Inc.	1,098,090	171,291
CMS Energy Corp.	1,749,792	112,669
Alliant Energy Corp.	1,510,931	84,869
Atmos Energy Corp.	775,251	80,308
Essential Utilities Inc.	1,483,876	69,935
California Water Service Group	305,456	17,946
American States Water Co.	224,112	17,747
MGE Energy Inc.	219,645	16,432
Chesapeake Utilities Corp.	106,577	12,632
SJW Group	174,347	11,428
Middlesex Water Co.	104,807	8,596
York Water Co.	78,177	4,037
		2,683,338
Total Common Stocks (Cost $48,914,008)		70,472,253

		Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund, 0.068% (Cost $200,725)	2,007,253	200,725
Total Investments (99.9%) (Cost $49,114,733)			70,672,978
Other Assets and Liabilities—Net (0.1%)			71,398
Net Assets (100%)			70,744,376
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	618	128,989	7,368

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co/The	1/31/22	GSI	37,190	(0.115)	—	(651)
Visa Inc. Class A	8/31/21	BOANA	103,934	(0.011)	—	(1)
					—	(652)
1	Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At April 30, 2021, the counterparties had deposited in a segregated account securities with a value of $11,456,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	70,472,253	—	—	70,472,253
Temporary Cash Investments	200,725	—	—	200,725
Total	70,672,978	—	—	70,672,978
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,368	—	—	7,368
Liabilities
Swap Contracts	—	652	—	652
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.